RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Interest cost on interest bearing debt	$ 22,000,000.0	$ 36,900,000	$ 36,600,000	$ 78,900,000
Unsecured investment loan
Disclosure of transactions between related parties [line items]
Interest cost on interest bearing debt	0	0	0
Unsecured investment loan | Parent company (Amer Sports Holding (Cayman) Limited)
Disclosure of transactions between related parties [line items]
Interest cost on interest bearing debt				19,100,000
Unsecured facility a loan
Disclosure of transactions between related parties [line items]
Interest cost on interest bearing debt	$ 0	$ 0	$ 0
Unsecured facility a loan | Parent company (Amer Sports Holding (Cayman) Limited)
Disclosure of transactions between related parties [line items]
Interest cost on interest bearing debt				$ 2,500,000